CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,493,821)	$ (1,827,419)	$ (3,257,597)	$ (3,901,232)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	133,019	30,462	132,615	81,283
Issuance of capital stock for services and expenses	348,900	70,641	440,319	547,838
Stock based compensation- warrants	336,835	0
Conversion of interest	0	64,233	64,233	68,043
Stock based compensation- stock option grants	263,147	7,334	50,899	37,848
(Loss) on sale of assets			0	113,244
Loss on change - derivative liability			0	(145,282)
Reclassification of derivative liability			0	410,324
Amortization of debt discount	0	475,174	475,174	158,941
Conversion of accrued liabilites- related parties to convertible notes payable	0	491,802	491,802	0
Provision on loss on accounts receivable	8,728	21,406	10,747	0
Stock based compensation- warrants			239,680	5,000
Issuance of common stock for conversion of liabilities			199,935	0
Non-cash gain on accounts payable			(170,309)	0
Impairment of goodwill	0	110,545	0	983,645
Bad debt expense			0	136,217
Changes in operating assets and liabilities:
Accounts receivable	118,438	114,918	362,035	(20,582)
Prepaid expenses	7,296	4,292	7,547	(7,204)
Inventory	102,593	21,616	22,327	69,309
Other assets	(8,697)	(2,100)	(2,100)	0
Accounts payable - trade and accrued expenses	(223,216)	33,193	(176,495)	134,382
Deferred revenue	(55,959)	(58,615)	(7,943)	63,902
NET CASH (USED IN) OPERATING ACTIVITIES	(1,462,737)	(442,518)	(1,117,131)	(1,264,324)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in research and development equipment	(74,556)	0
Investment in BioMedx, Inc., net			0	(260,000)
Proceeds from investment in BioMedx, Inc,			0	290,000
Capital expenditures			(97,251)	2,441
Proceeds from sale of equipment			0	1,434
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(74,556)	0	(97,251)	33,875
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayments) proceeds from line of credit	(145,188)	(190,663)	(220,539)	30,321
Proceeds from convertible notes payable	0	530,000	636,000	690,000
Proceeds from issuance of common/preferred stock, net of costs	3,809,975	0	1,750,000	550,000
Issuance of common stock for warrant exercise			80,147	0
Repayment of convertible notes			0	(125,000)
Repayment of note payable			(200,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,664,787	339,337	2,045,608	1,145,321
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,127,494	(103,181)	831,226	(85,128)
CASH AND CASH EQUIVALENTS, beginning of period	934,407	103,181	103,181	188,309
CASH AND CASH EQUIVALENTS, end of period	3,061,901	0	934,407	103,181
Supplemental disclosures of cash flow information:
Interest paid	7,750	20,243	64,228	47,789
Taxes paid	0	0	0	0
Non-cash investing and financing activities:
Beneficial conversion feature	0	482,014	348,096	0
Conversion of convertible debt	$ 0	$ 482,014	0	695,000
Beneficial conversion feature			0	559,130
Conversion of convertible debt to preferred shares			0	220,000
Related party accounts converted to notes			1,184,066	0
Acquisition of patents			520,000	0
Penalty on notes payable			$ 75,000	$ 0